Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Lixiang Education Holding Co., Ltd.
Trading Symbol	LXEH
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	66,667,000
Amendment Flag	false
Entity Central Index Key	0001814067
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39559
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 818 Hua Yuan Street
Entity Address, Address Line Two	Liandu District
Entity Address, City or Town	Lishui City
Entity Address, Postal Zip Code	323000
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 818 Hua Yuan Street
Entity Address, Address Line Two	Liandu District
Entity Address, City or Town	Lishui City
Entity Address, Postal Zip Code	323000
Entity Address, Country	CN
Contact Personnel Name	Luoyuan Ye
City Area Code	86
Local Phone Number	578-2267142
Contact Personnel Email Address	irlxeh@lsmxjy.com